UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24000
Capital Group Equity ETF Trust I
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Mariah L. Coria
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER
REPORT
Capital Group U.S. Large Growth ETF
CGGG
for the period ended May 31,
2026
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group U.S. Large Growth ETF (the "fund") for the period from June 24, 2025, commencement of operations, to May 31, 2026. You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGGG	$ 39 *	0.39% †
*
Based on operations for the period from June 24, 2025 to May 31, 2026. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund's shares gained 15.90% on a net asset value (NAV) basis and 15.97% on a market price basis for the period from
June 24, 2025 to May 31, 2026. These results compare with a 24.07% gain for the Russell 1000 Growth Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, driven by surging artificial intelligence (AI) investment and robust corporate earnings. Large-cap growth stocks led the gains, with mega-cap technology companies among the top contributors to the market. Energy stocks advanced later in the period, reflecting higher oil prices amid escalating Middle East tensions. The U.S. economy remained resilient, underpinned by higher consumer spending. However, a softening labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts.
Within the fund, most sectors contributed, with information technology being most additive. Communication services, industrials and consumer discretionary were also positive. The health care and consumer staples sectors also posted double-digit gains in the portfolio but had a less meaningful impact on results due to lower exposures in the portfolio.
Conversely, the financials sector posted negative returns during the period. Real estate and utilities also declined during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
Capital Group U.S. Large Growth ETF (at NAV) 2	15.90%
Russell 1000 Index 3	24.88%
Russell 1000 Growth Index 3	24.07%
1
The fund began investment operations on June 24, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 82,448
Total number of portfolio holdings	40
Total advisory fees paid (in thousands)	$ 196
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-324-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER
REPORT
Capital Group U.S. Large Value ETF
CGVV
for the period ended May 31, 2026
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group U.S. Large Value ETF (the "fund") for the period from June 24, 2025, commencement of operations, to May 31, 2026. You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGVV	$ 34 *	0.33% †
*
Based on operations for the period from June 24, 2025 to May 31, 2026. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund's shares gained 19.76% on a net asset value (NAV) basis and market price basis for the period from June 24, 2025 to
May 31, 2026. These results compare with a 25.42% gain for the Russell 1000 Value Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equities delivered solid returns during the fund’s fiscal year, driven by surging artificial intelligence investment and robust corporate earnings. Large-cap stocks led the gains, with mega-cap technology companies at the forefront. Energy equities advanced later in the period, reflecting higher oil prices amid escalating Middle East tensions. The U.S. economy remained resilient, underpinned by higher consumer spending. However, a softening labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts.
Most sectors contributed to the portfolio, with information technology particularly additive. Holdings in energy, consumer discretionary and industrials were also positive. The communication services sector posted double-digit gains but had a less meaningful impact on portfolio results due to an average exposure in the fund.
Conversely, holdings in financials, healthcare and real estate detracted during the period. Returns from materials and consumer staples sectors, though positive, were lower than the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
Capital Group U.S. Large Value ETF (at NAV) 2	19.76%
Russell 1000 Index 3	24.88%
Russell 1000 Value Index 3	25.42%
1
The fund began investment operations on June 24, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 137,424
Total number of portfolio holdings	64
Total advisory fees paid (in thousands)	$ 206
Portfolio turnover rate	55%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-325-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Group U.S. Small and Mid Cap ETF
CGMM
for the year ended
May
31, 2026
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group U.S. Small and Mid Cap ETF (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMM	$ 57	0.51%
Management's discussion of fund performance
The fund's shares gained 24.43% on a net asset value (NAV) basis and 24.51% on a market price basis for the year ended
May 31, 2026. These results compare with a 37.96% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, driven by surging artificial intelligence investment and robust corporate earnings. Energy equities advanced later in the period, reflecting higher oil prices amid escalating Middle East tensions. The U.S. economy remained resilient, underpinned by higher consumer spending. However, a softening labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts.
Within the fund, most sectors contributed to the portfolio’s return, with industrials and information technology being particularly additive. Returns from health care, consumer staples and energy sectors were also positive.
Conversely, results from the financials and real estate sectors lagged. Likewise, holdings in communication services detracted from the fund’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Capital Group U.S. Small and Mid Cap ETF (at NAV) 2	24.43%	17.83%
Russell 3000 Index 3	29.45%	21.55%
Russell 2500 Index 3	37.96%	22.23%
Russell Midcap Index 3	22.37%	15.93%
1
The fund began investment operations on January 14, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,803
Total number of portfolio holdings	114
Total advisory fees paid (in millions)	$ 6
Portfolio turnover rate	42%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-323-0726 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Kenneth M. Simril, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
May 31, 2026	12,000	None	None	None
May 31, 2025	None	None	None	None
Adviser and Affiliates2
May 31, 2026	Not Applicable	None	None	None
May 31, 2025	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
May 31, 2026	None
May 31, 2025	44,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

a)  The following individuals are members of the registrant's separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

John G. Freund

Pablo R. González Guajardo

Pedro J. Greer, Jr.

Earl Lewis, Jr.

Kenneth M. Simril

Amy Zegart

b)  Not applicable

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Equity ETF Trust I
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended May 31, 2026
Lit. No. ETGEFP4-500-0726 © 2026 Capital Group. All rights reserved.

Capital Group U.S. Large Growth ETF (CGGG)
Investment portfolio May 31, 2026

Common stocks 99.70%	Shares	Value (000)
Information technology 46.42%
NVIDIA Corp.	47,951	$10,124
Broadcom, Inc.	17,812	7,958
Microsoft Corp.	14,517	6,536
Apple, Inc.	10,730	3,348
Amphenol Corp., Class A	18,575	2,763
Strategy, Inc., Class A (a)	14,657	2,332
KLA Corp.	577	1,109
Fair Isaac Corp. (a)	731	914
Salesforce, Inc.	3,672	702
Cadence Design Systems, Inc. (a)	1,863	699
AppLovin Corp., Class A (a)	1,083	664
Coherent Corp. (a)	1,721	622
Cipher Digital, Inc. (a)	21,223	502
		38,273

Communication services 15.20%
Alphabet, Inc., Class C	18,634	7,014
Meta Platforms, Inc., Class A	7,252	4,587
ROBLOX Corp., Class A (a)	19,718	930
		12,531

Consumer discretionary 12.08%
Amazon.com, Inc. (a)	14,868	4,024
Royal Caribbean Cruises, Ltd.	5,300	1,508
Burlington Stores, Inc. (a)	3,944	1,277
MercadoLibre, Inc. (a)	694	1,177
Carvana Co., Class A (a)	15,161	1,107
Yum! Brands, Inc.	5,837	864
		9,957

Industrials 11.22%
FTAI Aviation, Ltd.	11,824	3,078
Arxis, Inc., Class A (a)	44,910	2,018
General Electric Co.	2,742	888
Lennox International, Inc.	1,620	813
SPX Technologies, Inc. (a)	3,418	741
Comfort Systems USA, Inc.	341	623
Uber Technologies, Inc. (a)	8,466	596
Loar Holdings, Inc. (a)	7,723	498
		9,255

Financials 7.75%
Mastercard, Inc., Class A	5,349	2,642
Visa, Inc., Class A	6,240	2,037
KKR & Co., Inc.	10,567	1,014
Toast, Inc., Class A (a)	26,625	693
		6,386

Health care 4.74%
Vertex Pharmaceuticals, Inc. (a)	4,147	1,856
Eli Lilly and Co.	1,090	1,204
Mettler-Toledo International, Inc. (a)	721	851
		3,911

Utilities 1.25%
Constellation Energy Corp.	3,593	1,034

Capital Group Equity ETF Trust I	1

Capital Group U.S. Large Growth ETF (CGGG) (continued)
Common stocks (continued)	Shares	Value (000)

Consumer staples 1.04%
BJ’s Wholesale Club Holdings, Inc. (a)	10,014	$854
Total common stocks (cost: $75,058,000)		82,201
Short-term securities 0.23%
Money market investments 0.23%
Capital Group Central Cash Fund 3.67% (b)(c)	1,918	192
Total short-term securities (cost: $192,000)		192
Total investment securities 99.93% (cost: $75,250,000)		82,393
Other assets less liabilities 0.07%		55
Net assets 100.00%		$82,448
Investments in affiliates (c)

	Value at 6/24/2025(d) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 0.23%
Money market investments 0.23%
Capital Group Central Cash Fund 3.67% (b)	$—	$10,736	$10,545	$1	$— (e)	$192	$25

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Commencement of operations.
(e)	Amount less than one thousand.
Refer to the notes to financial statements.

2	Capital Group Equity ETF Trust I

Capital Group U.S. Large Value ETF (CGVV)
Investment portfolio May 31, 2026

Common stocks 98.45%	Shares	Value (000)
Financials 19.12%
Wells Fargo & Co.	48,859	$3,789
JPMorgan Chase & Co.	12,089	3,618
Berkshire Hathaway, Inc., Class B (a)	6,480	3,075
Apollo Asset Management, Inc.	23,578	3,035
Affirm Holdings, Inc., Class A (a)	35,158	2,589
BlackRock, Inc.	1,991	2,084
Assurant, Inc.	8,261	2,056
Blue Owl Capital, Inc., Class A	193,072	1,985
Chubb, Ltd.	4,556	1,420
Fidelity National Information Services, Inc.	31,010	1,333
S&P Global, Inc.	3,038	1,288
		26,272

Information technology 16.31%
Intel Corp. (a)	43,897	5,034
Applied Materials, Inc.	8,057	3,626
Micron Technology, Inc.	2,708	2,630
Strategy, Inc., Class A (a)	14,747	2,346
Cisco Systems, Inc.	18,214	2,193
Seagate Technology Holdings PLC	2,013	1,771
Cognizant Technology Solutions Corp., Class A	23,310	1,300
Entegris, Inc.	9,036	1,254
Texas Instruments, Inc.	4,008	1,225
Arrow Electronics, Inc. (a)	4,856	1,042
		22,421

Industrials 15.38%
APi Group Corp. (a)	92,805	3,805
RTX Corp.	15,887	2,854
Applied Industrial Technologies, Inc.	8,875	2,696
Uber Technologies, Inc. (a)	29,311	2,064
Union Pacific Corp.	6,760	1,775
Oshkosh Corp.	12,773	1,660
WESCO International, Inc.	3,903	1,410
Ingersoll-Rand, Inc.	19,412	1,391
United Rentals, Inc.	1,368	1,362
Ferguson Enterprises, Inc.	5,278	1,193
Tetra Tech, Inc.	33,708	927
		21,137

Consumer discretionary 10.15%
Amazon.com, Inc. (a)	25,556	6,917
Starbucks Corp.	44,708	4,433
Royal Caribbean Cruises, Ltd.	9,106	2,592
		13,942

Communication services 8.83%
Alphabet, Inc., Class A	13,696	5,209
Meta Platforms, Inc., Class A	5,747	3,635
Comcast Corp., Class A	77,736	1,933
AT&T, Inc.	54,909	1,362
		12,139

Health care 7.05%
GE HealthCare Technologies, Inc.	30,320	1,890
UnitedHealth Group, Inc.	4,797	1,824
Vertex Pharmaceuticals, Inc. (a)	3,933	1,760

Capital Group Equity ETF Trust I	3

Capital Group U.S. Large Value ETF (CGVV) (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
CVS Health Corp.	18,189	$1,655
Medtronic PLC	19,192	1,417
Revvity, Inc.	10,924	1,142
		9,688

Energy 6.89%
Ovintiv, Inc.	47,649	2,670
Exxon Mobil Corp.	14,518	2,109
Halliburton Co.	47,530	1,847
Baker Hughes Co., Class A	27,838	1,778
Expand Energy Corp.	11,413	1,061
		9,465

Materials 5.93%
Air Products and Chemicals, Inc.	8,439	2,351
International Paper Co.	63,690	2,132
Freeport-McMoRan, Inc.	24,360	1,601
Eastman Chemical Co.	14,442	1,096
Smurfit Westrock PLC	23,435	964
		8,144

Consumer staples 4.73%
Philip Morris International, Inc.	14,897	2,642
Altria Group, Inc.	24,653	1,715
Constellation Brands, Inc., Class A	8,758	1,216
Sysco Corp.	12,236	928
		6,501

Utilities 3.32%
Dominion Energy, Inc.	33,847	2,266
NextEra Energy, Inc.	16,210	1,410
PG&E Corp.	53,976	882
		4,558

Real estate 0.74%
VICI Properties, Inc. REIT	36,275	1,024
Total common stocks (cost: $126,348,000)		135,291
Short-term securities 1.38%
Money market investments 1.38%
Capital Group Central Cash Fund 3.67% (b)(c)	18,975	1,897
Total short-term securities (cost: $1,897,000)		1,897
Total investment securities 99.83% (cost: $128,245,000)		137,188
Other assets less liabilities 0.17%		236
Net assets 100.00%		$137,424

4	Capital Group Equity ETF Trust I

Capital Group U.S. Large Value ETF (CGVV) (continued)
Investments in affiliates (c)

	Value at 6/24/2025(d) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 1.38%
Money market investments 1.38%
Capital Group Central Cash Fund 3.67% (b)	$—	$23,259	$21,362	$— (e)	$— (e)	$1,897	$30

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Commencement of operations.
(e)	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity ETF Trust I	5

Capital Group U.S. Small And Mid Cap ETF (CGMM)
Investment portfolio May 31, 2026

Common stocks 96.79%	Shares	Value (000)
Industrials 19.11%
Bloom Energy Corp., Class A (a)	251,682	$71,729
Comfort Systems USA, Inc.	27,414	50,118
XPO, Inc. (a)	140,754	30,156
Crane Co.	164,663	30,133
ATI, Inc. (a)	157,032	27,506
AGCO Corp.	236,193	26,520
Copart, Inc. (a)	742,221	24,323
United Rentals, Inc.	24,242	24,137
APi Group Corp. (a)	551,234	22,601
Alaska Air Group, Inc. (a)	468,023	21,538
Applied Industrial Technologies, Inc.	70,674	21,471
FTAI Aviation, Ltd.	77,913	20,284
Core & Main, Inc., Class A (a)	404,445	20,000
Generac Holdings, Inc. (a)	70,821	19,682
CSX Corp.	408,234	18,477
Karman Holdings, Inc. (a)	292,219	16,803
Ingersoll-Rand, Inc.	230,468	16,511
Toro Co. (The)	171,563	15,420
VSE Corp.	78,547	14,543
CSW Industrials, Inc.	47,904	13,268
PACCAR, Inc.	110,711	12,219
Arxis, Inc., Class A (a)	239,109	10,743
Builders FirstSource, Inc. (a)	97,612	7,444
		535,626

Financials 18.63%
RenaissanceRe Holdings, Ltd.	184,175	51,633
WEX, Inc. (a)	341,645	49,525
Brown & Brown, Inc.	789,410	44,404
KeyCorp	1,581,018	33,723
Fifth Third Bancorp	633,080	31,610
Victory Capital Holdings, Inc., Class A	360,986	30,521
StepStone Group, Inc., Class A	563,957	27,809
Capital One Financial Corp.	145,305	27,307
Affirm Holdings, Inc., Class A (a)	324,085	23,869
Essent Group, Ltd.	371,150	21,486
Fiserv, Inc. (a)	379,604	21,470
Tradeweb Markets, Inc., Class A	210,184	21,071
Arthur J. Gallagher & Co.	98,652	19,840
LPL Financial Holdings, Inc.	72,212	19,769
TPG, Inc., Class A	396,335	16,872
Block, Inc., Class A (a)	208,446	15,784
Ameriprise Financial, Inc.	34,546	15,398
Artisan Partners Asset Management, Inc., Class A	405,190	15,170
Kinsale Capital Group, Inc.	41,561	12,667
Citizens Financial Group, Inc.	193,760	12,064
Hamilton Lane, Inc., Class A	118,688	10,341
		522,333

Information technology 16.50%
Ciena Corp. (a)	79,649	46,215
Flex, Ltd. (a)	303,839	45,813
Hewlett Packard Enterprise Co.	1,037,291	44,645
Ingram Micro Holding Corp.	1,423,085	40,202
Keysight Technologies, Inc. (a)	117,054	39,603
Akamai Technologies, Inc. (a)	243,037	36,344
Cerebras Systems, Inc., Class A (a)	138,928	32,924
Fabrinet, non-registered shares (a)	49,209	32,191
Procore Technologies, Inc. (a)	526,718	26,067
Cloudflare, Inc., Class A (a)	106,082	25,653
TTM Technologies, Inc. (a)	129,505	22,498

6	Capital Group Equity ETF Trust I

Capital Group U.S. Small And Mid Cap ETF (CGMM) (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
MongoDB, Inc., Class A (a)	63,783	$21,402
Lumentum Holdings, Inc. (a)	13,265	11,341
Fair Isaac Corp. (a)	8,521	10,656
CoreWeave, Inc., Class A (a)	86,493	9,474
GPGI, Inc., Class A	769,686	9,359
Impinj, Inc. (a)	54,204	8,185
		462,572

Consumer discretionary 13.99%
NIKE, Inc., Class B	1,072,961	49,603
LKQ Corp.	1,594,288	43,237
DoorDash, Inc., Class A (a)	270,022	43,012
Vail Resorts, Inc.	292,225	39,041
Yum! Brands, Inc.	207,174	30,651
Five Below, Inc. (a)	108,245	24,611
General Motors Co.	293,416	24,424
Hilton Worldwide Holdings, Inc.	73,946	24,229
Covista, Inc. (a)	190,676	22,462
Texas Roadhouse, Inc.	117,591	21,239
Aptiv Holdings, Ltd. (a)	310,639	21,105
TopBuild Corp. (a)	42,726	17,837
D.R. Horton, Inc.	110,890	16,311
Chipotle Mexican Grill, Inc. (a)	450,179	14,343
		392,105

Health care 9.36%
Align Technology, Inc. (a)	184,794	32,330
Ionis Pharmaceuticals, Inc. (a)	416,078	31,830
Illumina, Inc. (a)	170,322	27,756
Bio-Techne Corp.	420,370	21,725
NewAmsterdam Pharma Co. NV (a)	610,760	20,570
Humana, Inc.	66,150	20,203
Revolution Medicines, Inc. (a)	118,922	18,728
Veeva Systems, Inc., Class A (a)	105,160	18,334
Medline, Inc., Class A (a)	387,461	14,165
Penumbra, Inc. (a)	44,000	14,005
Natera, Inc. (a)	60,781	13,577
Elanco Animal Health, Inc. (a)	556,217	13,266
Alignment Healthcare, Inc. (a)	577,273	8,844
Oruka Therapeutics, Inc. (a)	111,844	6,546
Cooper Cos., Inc. (a)	6,593	403
		262,282

Consumer staples 4.81%
US Foods Holding Corp. (a)	534,424	43,743
Monster Beverage Corp. (a)	427,955	37,694
e.l.f. Beauty, Inc. (a)	533,334	29,867
Caseys General Stores, Inc.	30,843	23,661
		134,965

Materials 3.20%
Element Solutions, Inc.	500,738	21,246
Louisiana-Pacific Corp.	262,697	20,065
Perpetua Resources Corp. (a)	676,443	18,311
Royal Gold, Inc.	77,776	17,459
Westlake Corp.	144,428	12,541
		89,622

Capital Group Equity ETF Trust I	7

Capital Group U.S. Small And Mid Cap ETF (CGMM) (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 3.00%
Simon Property Group, Inc. REIT	168,603	$34,549
Essex Property Trust, Inc. REIT	79,058	21,554
Crown Castle, Inc. REIT	170,932	15,640
Zillow Group, Inc., Class A (a)	353,600	12,503
		84,246

Energy 2.96%
Diamondback Energy, Inc.	169,730	32,500
SLB, Ltd.	348,338	19,002
Expand Energy Corp.	194,970	18,128
Baker Hughes Co., Class A	210,431	13,442
		83,072

Utilities 2.96%
Exelon Corp.	1,170,031	53,400
PG&E Corp.	1,065,706	17,414
NRG Energy, Inc.	91,149	12,221
		83,035

Communication services 2.27%
New York Times Co., Class A	309,714	23,293
ROBLOX Corp., Class A (a)	444,899	20,977
Live Nation Entertainment, Inc. (a)	114,985	19,365
		63,635
Total common stocks (cost: $2,549,962,000)		2,713,493
Short-term securities 2.00%
Money market investments 2.00%
Capital Group Central Cash Fund 3.67% (b)(c)	559,266	55,921
Total short-term securities (cost: $55,921,000)		55,921
Total investment securities 98.79% (cost: $2,605,883,000)		2,769,414
Other assets less liabilities 1.21%		34,020
Net assets 100.00%		$2,803,434

8	Capital Group Equity ETF Trust I

Capital Group U.S. Small And Mid Cap ETF (CGMM) (continued)
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.00%
Money market investments 2.00%
Capital Group Central Cash Fund 3.67% (b)	$2,965	$435,392	$382,422	$(14)	$— (d)	$55,921	$937

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity ETF Trust I	9

Financial statements
Statements of assets and liabilities at May 31, 2026(dollars and shares in thousands, except per-share amounts)

	U.S. Large Growth ETF	U.S. Large Value ETF	U.S. Small and Mid Cap ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$82,201	$135,291	$2,713,493
Affiliated issuers	192	1,897	55,921
Cash	52	95	415
Receivables for:
Sales of investments	—	—	14,068
Sales of fund’s shares	593	603	34,956
Dividends and interest	26	145	1,199
	83,064	138,031	2,820,052
Liabilities:
Payables for:
Purchases of investments	590	571	14,852
Repurchases of fund’s shares	—	—	636
Investment advisory services	26	36	1,130
	616	607	16,618
Net assets at May 31, 2026	$82,448	$137,424	$2,803,434
Net assets consist of:
Capital paid in on shares of beneficial interest	$78,494	$131,943	$2,709,970
Total distributable earnings (accumulated loss)	3,954	5,481	93,464
Net assets at May 31, 2026	$82,448	$137,424	$2,803,434
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$82,448	$137,424	$2,803,434
Shares outstanding	2,780	4,560	88,164
Net asset value per share	$29.66	$30.14	$31.80
Investment securities, at cost:
Unaffiliated issuers	$75,058	$126,348	$2,549,962
Affiliated issuers	192	1,897	55,921

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

10	Capital Group Equity ETF Trust I

Financial statements (continued)
Statements of operations for the year ended May 31, 2026(dollars in thousands)

	U.S. Large Growth ETF*	U.S. Large Value ETF*	U.S. Small and Mid Cap ETF
Investment income:
Income:
Dividends:
Unaffiliated issuers	$226	$1,032	$12,291
Affiliated issuers	25	30	937
	251	1,062	13,228
Securities lending income (net of fees)	2	1	23
	253	1,063	13,251
Fees and expenses:
Investment advisory services	196	206	5,960
Net investment income	57	857	7,291
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	(3,205)	(3,977)	(72,584)
Affiliated issuers	1	— †	(14)
In-kind redemptions	3,107	7,250	153,250
	(97)	3,273	80,652
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	7,143	8,943	150,451
Affiliated issuers	— †	— †	— †
	7,143	8,943	150,451
Net realized gain (loss) and unrealized appreciation (depreciation)	7,046	12,216	231,103
Net increase (decrease) in net assets resulting from operations	$7,103	$13,073	$238,394

*	For the period June 24, 2025, commencement of operations, through May 31, 2026.
†	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Equity ETF Trust I	11

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	U.S. Large Growth ETF	U.S. Large Value ETF	U.S. Small and Mid Cap ETF
	Period ended	Period ended	Year ended	Period ended
	May 31, 2026*	May 31, 2026*	May 31, 2026	May 31, 2025†
Operations:
Net investment income	$57	$857	$7,291	$375
Net realized gain (loss)	(97)	3,273	80,652	(522)
Net unrealized appreciation (depreciation)	7,143	8,943	150,451	13,080
Net increase (decrease) in net assets resulting from operations	7,103	13,073	238,394	12,933
Distributions paid to shareholders	(41)	(289)	(3,575)	—
Net capital share transactions	75,386	124,640	2,320,650	235,032
Total increase (decrease) in net assets	82,448	137,424	2,555,469	247,965
Net assets:
Beginning of period	—	—	247,965	—
End of period	$82,448	$137,424	$2,803,434	$247,965

*	For the period June 24, 2025, commencement of operations, through May 31, 2026.
†	For the period January 14, 2025, commencement of operations, through May 31, 2025.
Refer to the notes to financial statements.

12	Capital Group Equity ETF Trust I

Notes to financial statements
1.  Organization

The Capital Group Equity ETF Trust I (each a "fund", or collectively the “series”) listed below, each operate as an exchange-traded fund and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The funds’ shares are listed and traded on NYSE Arca, Inc.
Fund	Ticker	Investment objective
Capital Group U.S. Large Growth ETF	CGGG	To seek capital appreciation.
Capital Group U.S. Large Value ETF	CGVV	To seek capital appreciation.
Capital Group U.S. Small and Mid Cap ETF	CGMM	To seek capital appreciation.
2.  Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments – Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Capital Group Equity ETF Trust I	13

3.  Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

14	Capital Group Equity ETF Trust I

Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of May 31, 2026, were as follows (dollars in thousands):
U.S. Large Growth ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
U.S. Large Value ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
4.  Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Capital Group Equity ETF Trust I	15

Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing in growth-oriented stocks — Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments.
Investing in value-oriented stocks — The prices of value-oriented stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced.
Market trading — Each fund’s shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of each fund’s shares are expected to fluctuate, in some cases materially, in response to changes in each fund’s net asset value (“NAV”), the intraday value of each fund’s holdings, and supply and demand for each fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares of each fund trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
Authorized participant concentration — Only authorized participants may engage in creation or redemption transactions directly with each of the funds, and none of them is obligated to do so. Each fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by each fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.
Nondiversification — A nondiversified fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a nondiversified fund’s shares can be expected to fluctuate more than might be the case if a fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause each fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

16	Capital Group Equity ETF Trust I

5.  Certain investment techniques

Securities lending — The funds have entered into securities lending transactions in which a fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by each fund under a securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between a fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks to market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of each fund according to agreed parameters. The lending agent provides indemnification to each fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in each fund’s investment portfolio. The same amount is recorded as a liability in each fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from a fund.
As of May 31, 2026, the funds did not have any securities on loan.
6.  Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended May 31, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Capital Group Equity ETF Trust I	17

Additional tax basis disclosures for each fund as of May 31, 2026, were as follows (dollars in thousands):
	U.S. Large Growth ETF	U.S. Large Value ETF	U.S. Small and Mid Cap ETF
Undistributed ordinary income	$15	$507	$3,754
Capital loss carryforward*	(3,035)	(3,897)	(70,228)
Gross unrealized appreciation on investments	10,911	14,310	295,079
Gross unrealized depreciation on investments	(3,937)	(5,440)	(135,143)
Net unrealized appreciation (depreciation) on investments	6,974	8,870	159,936
Cost of investments	75,419	128,318	2,609,478
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	3,108	7,303	153,453

*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

No distributions were paid to shareholders of the U.S. Small and Mid Cap ETF fund during the period January 14, 2025, commencement of operations, through May 31, 2025. Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Year ended May 31, 2026
Fund	Ordinary income	Long-term capital gains	Total distributions paid
U.S. Large Growth ETF	$41 †	$—	$41 †
U.S. Large Value ETF	289 †	—	289 †
U.S. Small and Mid Cap ETF	3,575	—	3,575

†	For the period June 24, 2025, commencement of operations, through May 31, 2026.
7.  Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares. CRMC and CCG are considered related parties to the funds.
Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:
Fund	Annual rate
U.S. Large Growth ETF	0.39%
U.S. Large Value ETF	0.33
U.S. Small and Mid Cap ETF	0.51
Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

18	Capital Group Equity ETF Trust I

Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.
Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the funds.
Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — Each fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain or loss from such sales, if any, during the year ended May 31, 2026 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
U.S. Small and Mid Cap ETF	$29,834	$4,365	$(106)
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the year ended May 31, 2026.
8.  Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
9.  Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.

Capital Group Equity ETF Trust I	19

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.
Capital share transactions in each fund were as follows (dollars and shares in thousands):
U.S. Large Growth ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 24, 2025*, through May 31, 2026
$89,579	3,280	$—	—	$(14,193)	(500)	$75,386	2,780
U.S. Large Value ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 24, 2025*, through May 31, 2026
$157,587	5,760	$—	—	$(32,947)	(1,200)	$124,640	4,560
U.S. Small And Mid Cap ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$2,845,971	95,800	$—	—	$(525,321)	(17,300)	$2,320,650	78,500
For the period January 14, 2025*, through May 31, 2025
$240,754	9,884	$—	—	$(5,722)	(220)	$235,032	9,664

*	Commencement of operations.
10.  Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the year ended May 31, 2026 (dollars in thousands):
Fund	Purchases	Sales
U.S. Large Growth ETF	$29,853	$18,460
U.S. Large Value ETF	66,674	35,479
U.S. Small and Mid Cap ETF	1,006,534	492,076
The following table presents the value of securities received and delivered in-kind from authorized participants to support creation and redemption transactions, if any, during the year ended May 31, 2026 (dollars in thousands):
Fund	In-kind creations	In-kind redemptions
U.S. Large Growth ETF	$77,935	$14,155
U.S. Large Value ETF	125,839	32,713
U.S. Small and Mid Cap ETF	2,251,281	524,924

20	Capital Group Equity ETF Trust I

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
U.S. Large Growth ETF
5/31/2026[3,4]	$25.61	$.03	$4.04	$4.07	$(.02 )	$—	$(.02 )	$29.66	15.90%[5]	$82	.39%[6]	.11%[6]
U.S. Large Value ETF
5/31/2026[3,4]	$25.31	$.35	$4.63	$4.98	$(.15 )	$—	$(.15 )	$30.14	19.76%[5]	$137	.33%[6]	1.38%[6]
U.S. Small and Mid Cap ETF
5/31/2026	$25.66	$.18	$6.08	$6.26	$(.12 )	$—	$(.12 )	$31.80	24.43%	$2,803	.51%	.62%
5/31/2025[3,7]	25.48	.08	.10	.18	—	—	—	25.66	.71 [5]	248	.51 [6]	.90 [6]

Portfolio turnover rate[8,9]	Year ended May 31, 2026	Year ended May 31, 2025[3,5,7]
U.S. Large Growth ETF	34%[3,4,5]
U.S. Large Value ETF	55 [3,4,5]
U.S. Small and Mid Cap ETF	42	9%

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	For the period June 24, 2025, commencement of operations, through May 31, 2026.
[5]	Not annualized.
[6]	Annualized.
[7]	For the period January 14, 2025, commencement of operations, through May 31, 2025.
[8]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
[9]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

Capital Group Equity ETF Trust I	21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Equity ETF Trust I and Shareholders of Capital Group U.S. Small and Mid Cap ETF, Capital Group U.S. Large Growth ETF and Capital Group U.S. Large Value ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (constituting Capital Group Equity ETF Trust I, hereafter collectively referred to as the “Funds”) as of May 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May 31, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Capital Group U.S. Small and Mid Cap ETF	For the year ended May 31, 2026.	For the year ended May 31, 2026 and the period January 14, 2025 (commencement of operations) through May 31, 2026
Capital Group U.S. Large Growth ETF	For the period June 24, 2025 (commencement of operations) through May 31, 2026
Capital Group U.S. Large Value ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
July 14, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

22	Capital Group Equity ETF Trust I

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. Each fund hereby designates the following amounts for the funds’ fiscal year ended May 31, 2026:
	U.S. Large Growth ETF	U.S. Large Value ETF	U.S. Small and Mid Cap ETF
Qualified dividend income	100%	100%	100%
Corporate dividends received deduction	100%	100%	100%
U.S. government income that may be exempt from state taxation	$6,000	$22,000	$466,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

Capital Group Equity ETF Trust I	23

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

24	Capital Group Equity ETF Trust I

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Equity ETF Trust I

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 31, 2026

By   /s/ Mariah L. Coria

Mariah L. Coria, Treasurer and

Principal Financial Officer

Date: July 31, 2026